May 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Wilshire Mutual Funds, Inc. (the “Company”) File Nos: 033-50390 and 811-07076

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the (i) Qualified Class Shares Statement of Additional Information and (ii) Horace Mann Class Shares Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 35 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2008 (Accession No. 0001193125-08-095610).

Any questions related to this filing should be directed to the undersigned at (412) 768-5563.

Sincerely,

/s/ Aaron Remorenko
Aaron Remorenko
Regulatory Administration

cc:	Renee M. Hardt

Helen Thompson